Pension and Other Employee Obligations - Summary of Net Defined Benefit Liability (Asset) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 2,584	$ 3,368	$ 2,047
Interest cost	934	971	792
Accrued pension liability
Current	1,473	1,365
Non-current	15,249	14,350
Net amount recognized	16,722	15,715
Fair value of plan assets	(2,727)	(2,745)
Net surplus (deficit) in plan	$ 15,161	$ 15,290
Weighted average duration of defined benefit obligation (both funded and unfunded)	5 years 4 months 24 days	5 years 1 month 6 days
Benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	$ 18,460	$ 17,220
Foreign currency translation	(1,487)	(790)
Service cost	2,584	3,368
Interest cost	1,066	1,097
Benefits paid	(3,116)	(2,374)
Business combinations	1,393	1,223
Actuarial (gain)/loss from changes in demographic assumptions	(177)	(1,334)
Actuarial (gain)/loss from changes in financial assumptions	(650)	238
Actuarial (gain)/loss from actual experience compared to assumptions	1,376	(188)
End of the year	19,449	18,460	17,220
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	2,745	1,314
Foreign currency translation	(226)	(51)
Expected return on plan assets	132	126
Actual contributions	2,640	2,415
Benefits paid	(2,954)	(2,260)
Business combinations	388	1,191
Actuarial (gain)/loss	2	10
End of the year	2,727	2,745	$ 1,314
Present value of funded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	17,888	18,035
Present value of unfunded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	$ 1,561	$ 425